UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    UNITRIN, INC.
Address: One East Wacker Drive, 10th Floor

         Chicago, IL  60601

13F File Number:  28-02715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Roeske
Title:     Vice President
Phone:     312-661-4600

Signature, Place, and Date of Signing:

     /s/ Richard Roeske     Chicago, IL     February 12, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     1527430


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


01   28-00121                      Trinity Universal Insurance Company
02   28-00117                      United Insurance Company of America

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A T & T CORP                   COM              001957109      424    24608 SH  DEFINED                      24608
ALLEGHENY ENERGY INC           COM              017361106    10698   222000 SH  DEFINED 02                  222000
ALLEGHENY ENERGY INC           COM              017361106     2120    44000 SH  DEFINED                      44000
ALLEGHENY ENERGY INC           COM              017361106     8577   178000 SH  DEFINED 01                  178000
AMERICAN ELECTRIC POWER CONV   COM              025537101      248     5334 SH  DEFINED                       5334
BAKER HUGHES INC               COM              057224107   160340  3857800 SH  DEFINED 01                 3857800
BARCLAYS BK PLC 8 00%          AM DEP NT RCPT   06738C836     3995   159000 SH  DEFINED 02                  159000
CITIGROUP INC                  COM              172967101     3131    61315 SH  DEFINED 02                   61315
CITIGROUP INC                  COM              172967101      589    11531 SH  DEFINED                      11531
CITIGROUP INC                  COM              172967101      510     9994 SH  DEFINED 01                    9994
CURTISS WRIGHT CORP            COM              231561101   203782  4382400 SH  SOLE                       4382400
DELPHI AUTOMOTIVE SYSTEMS      COM              247126105      157    13978 SH  DEFINED                      13978
ENRON CORP                     COM              293561106    30125   362400 SH  DEFINED 02                  362400
FORD MOTOR COMPANY             COM              345370100     1065    45452 SH  DEFINED 01                   45452
FORD MOTOR COMPANY             COM              345370100     1229    52445 SH  DEFINED                      52445
FORD MOTOR COMPANY             COM              345370100     6535   278833 SH  DEFINED 02                  278833
GENERAL ELEC CO                COM              369604103     2301    48000 SH  DEFINED                      48000
GENERAL MTRS CORP              COM              370442105     1019    20000 SH  DEFINED                      20000
GOLDMAN SACHS                  COM              38141G104      535     5000 SH  SOLE                          5000
HARTFORD FINANCIAL SVC GRP     COM              416515104    34338   486200 SH  DEFINED 02                  486200
ITT INDS INC IND               COM              450911102     9420   243100 SH  DEFINED 02                  243100
LIBERTY ALL STAR EQUITY FD     SH BEN INT       530158104     1982   160183 SH  DEFINED                     160183
LITTON INDS INC                COM              538021106   428925  5450988 SH  DEFINED 02                 5450988
LITTON INDS INC                COM              538021106   143832  1827893 SH  SOLE                       1827893
LITTON INDS INC                COM              538021106   397583  5052686 SH  DEFINED 01                 5052686
LITTON INDS INC                COM              538021106    25668   326197 SH  DEFINED                     326197
LUCENT TECH INC                COM              549463107      287    21264 SH  DEFINED                      21264
MISSISSIPPI VY BANCSHARES      COM              605720101     1075    36600 SH  DEFINED                      36600
SOUTHERN CO                    COM              842587107      665    20000 SH  DEFINED                      20000
TENFOLD CORPORATION            COM              88033A103      150   100000 SH  DEFINED                     100000
UNOVA INC                      COM              91529B106     5421  1495327 SH  DEFINED                    1495327
UNOVA INC                      COM              91529B106    19760  5450988 SH  DEFINED 02                 5450988
UNOVA INC                      COM              91529B106    20704  5711449 SH  DEFINED 01                 5711449
VISTEON CORP                   COM              92839U107      240    20883 SH  DEFINED 02                   20883
